FINANCIAL INSTRUMENTS (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Fair Value Disclosures [Abstract]
Number of risks related to subsidiaries' reporting in foreign currency	2
Number of forward freight contracts entered into and outstanding for speculative purposes	25	26
Mark to market of derivatives	$ 390,000	$ (19,000)	$ 0
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment lossed on vessels	121,443,000	0	0
Fair Value, Measurements, Recurring [Member]
Assets [Abstract]
Cash and cash equivalents	160,566,000	176,639,000
Restricted cash and investments	100,566,000	252,891,000
Marketable securities	685,000	51,481,000
Liabilities [Abstract]
First preferred mortgage term notes (7.84% to 8.04%)	249,293,000	291,368,000
Convertible bond (4.5%)	94,500,000	214,103,000
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Assets [Abstract]
Cash and cash equivalents	160,566,000	176,639,000
Restricted cash and investments	100,566,000	252,891,000
Marketable securities	685,000	51,481,000
Liabilities [Abstract]
First preferred mortgage term notes (7.84% to 8.04%)	0	108,819,000
Convertible bond (4.5%)	0	0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Assets [Abstract]
Cash and cash equivalents	0	0
Restricted cash and investments	0	0
Marketable securities	0	0
Liabilities [Abstract]
First preferred mortgage term notes (7.84% to 8.04%)	249,293,000	182,549,000
Convertible bond (4.5%)	94,500,000	214,103,000
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Assets [Abstract]
Cash and cash equivalents	0	0
Restricted cash and investments	0	0
Marketable securities	0	0
Liabilities [Abstract]
First preferred mortgage term notes (7.84% to 8.04%)	0	0
Convertible bond (4.5%)	0	0
Fair Value, Measurements, Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment lossed on vessels	121,400,000
Number of vessels impaired	5
Number of vessels carried at fair value	1
Fair value of vessels carried at fair value using level 2 inputs	11,900,000
7.84% to 8.04% First Preferred Mortgage Term Notes due 2019 and 2021 [Member]
Debt Stated Interest Rate [Abstract]
Stated interest rate, minimum	7.84%
Stated interest rate, maximum	8.04%
4.5% Convertible bond due 2015 [Member]
Debt Stated Interest Rate [Abstract]
Stated interest rate	4.50%
Carrying (Reported) Amount, Fair Value Disclosure [Member]
Assets [Abstract]
Cash and cash equivalents	160,566,000	176,639,000
Restricted cash and investments	100,566,000	244,091,000
Marketable securities	685,000	51,481,000
Liabilities [Abstract]
First preferred mortgage term notes (7.84% to 8.04%)	288,137,000	303,289,000
Convertible bond (4.5%)	225,000,000	225,000,000
Estimate of Fair Value, Fair Value Disclosure [Member]
Assets [Abstract]
Cash and cash equivalents	160,566,000	176,639,000
Restricted cash and investments	100,566,000	252,891,000
Marketable securities	685,000	51,481,000
Liabilities [Abstract]
First preferred mortgage term notes (7.84% to 8.04%)	249,293,000	291,368,000
Convertible bond (4.5%)	$ 94,500,000	$ 214,103,000